Retained Interest in Purchased Accounts Receivable - Summary of Adjustments to allowance for uncollectible invoices (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Retained Interest In Purchased Accounts Receivable [Abstract]
Balance - beginning of year	$ 3,000	$ 80,449	$ 80,449	$ 17,500
Provision for credit losses	593,180			62,949
Write-offs			(89,649)
Balance - end of year			$ 3,000	$ 80,449